Basis of Preparation	12 Months Ended
Dec. 31, 2019
Basis of Preparation [Abstract]
Basis of Preparation
2.	Basis of Preparation

The consolidated financial statements of KEPCO and its subsidiaries (the “Company”) were approved by the Board of Directors on February 28, 2020 and authorized on April 10, 2020 for the purpose of Form 20-F filing with the Securities and Exchange Commission.

(1)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

(2)	Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statements of financial position:

•	financial assets at fair value through profit or loss

•	financial assets at fair value through other comprehensive income

•	derivative financial instruments are measured at fair value

•	liabilities for defined benefit plans are recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

(3)	Functional and presentation currency

These consolidated financial statements are presented in Korean won (“won”), as won is the main currency used in KEPCO and most of the significant operating subsidiaries.

(4)	Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The followings are the key assumptions and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

(i)	Useful lives of property, plant and equipment, and estimations on provision for decommissioning costs

The Company reviews the estimated useful lives of property, plant and equipment at the end of each annual reporting period. Management’s assumptions could affect the determination of estimated economic useful lives.

The Company records the fair value of estimated decommissioning costs as a liability in the period in which the Company incurs a legal obligation associated with the retirement of long-lived assets that result from acquisition, construction, development and/or normal use of the assets. The Company is required to record a liability for the dismantling (demolition) of nuclear power plants and disposal of spent fuel and low and intermediate radioactive wastes. The measurement of such liability is subject to change based on change in estimated cash flow, inflation rate, discount rate, and expected timing of decommissioning.

(ii)	Deferred tax

The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities of each consolidated taxpaying entity. However, the amount of deferred tax assets may be impaired if the Company determines the estimated future taxable income is not sufficient to realize the deferred tax assets recognized.

(iii)	Valuations of financial instruments at fair values

The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities. The Company has established control framework with respect to the measurement of fair values. The valuation team regularly reviews significant unobservable inputs and valuation adjustments.

If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.

When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

(iv)	Defined employee benefit liabilities

The Company offers its employees defined benefit plans. The cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. For actuarial valuations, certain inputs such as discount rates and future salary increases are estimated. Defined benefit plans contain significant uncertainties in estimations due to its long-term nature (refer to Note 25).

(v)	Unbilled revenue

Electricity delivered but neither metered nor billed is estimated at the reporting date based on the progressive electricity billing system, discounts on electricity bills for government policy purposes and penalties as well as a result of customer usage patterns, customer mix, meter reading schedules, weather, and etc. Unbilled revenue recognized as of December 31, 2018 and 2019 are ￦1,671,117 million and ￦1,580,804 million, respectively.

(vi)	Construction contracts

The Company recognizes revenue over time using the cost-based input method which represents a faithful depiction of the Company’s progress towards complete satisfaction of providing the power plant construction, which has been identified as a single performance obligation. In applying the cost-based input method, it is necessary to use estimates and assumptions related to the Company’s efforts or inputs expected to be incurred. Cost incurred towards contract completion include costs associated with direct materials, labor, and other indirect costs related to contract performance. Judgment is required in estimating the costs expected to incur in completing the construction projects which involves estimating future materials, labor, contingencies and other related costs. Revenue is estimated based on the contractual amount however, it can also be affected by uncertainties resulting from unexpected future events.

(vii)	Early shutdown of Wolsong unit 1 nuclear power plant and changes in new nuclear power plants construction

The 30-year designed life of Wolsong unit 1 nuclear power plant of the Company had expired on November 20, 2012. On February 27, 2015, however, approval from the Nuclear Safety and Security Commission (NSSC) was received to continue its operation until November 20, 2022.

According to the Eighth Basic Plan for Electricity Supply and Demand announced by the Ministry of Trade, Industry and Energy in 2017, Wolsong unit 1 nuclear power plant was expected to go through a comprehensive evaluation for the feasibility of continuous operation including economic efficiency and acceptability of household and community in 2018 in order to decide whether to shut down early. On June 15, 2018, the board of directors of Korea Hydro & Nuclear Power Co., Ltd. (“KHNP”), a subsidiary of KEPCO, has decided to shut down the Wolsong unit 1 on the grounds that its deficit was increasing, and its economic efficiency was low due to the unoptimistic utilization rate. On December 24, 2019, NSSC approved the permanent shutdown of unit 1.

In addition, KHNP has also decided to discontinue the construction of Cheonji unit 1 and 2 and Daejin unit 1 and 2 pursuant to the government policy. For this reason, the Company recognized impairment loss, reversal of impairment loss and other expenses during the year 2018 and 2019, as described in Note 18 and Note 50.

Among the new nuclear power plants under construction, Shin-Hanul unit 3 and 4, for which approval for power generation business was previously obtained, are not included in the decision to suspend construction of the board of directors of KHNP. However, considering the decision to shut down Wolsong unit 1 and suspended construction of Cheonji unit 1 and 2 and Daejin unit 1 and 2, it is highly likely that the construction of Shin-Hanul unit 3 and 4 will be suspended according to the government’s policy. For this reason, the Company recognized impairment loss as described in Note 18 and Note 50, as the Company believes that there was a significant change in its operating environment during the year ended December 31, 2018.

The Korean government plans to refund to the Company for reasonable expenditures incurred in relation to the phase-out of nuclear power plants in accordance with the energy transformation policy established by the Korean government. In doing so, after discussions with relevant government agencies and upon approval by the Congress, the Korean government is considering to use available resource including utilizing relevant fund to make the refund. Also, the Korean government has stated that it plans to establish relevant legal basis of providing refund including utilizing available resource, if necessary.

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 17 – Investments in Associates and Joint Ventures

•	Note 18 – Property, Plant and Equipment

•	Note 20 – Construction Contracts

•	Note 45 – Risk Management

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following notes:

•	Note 25 – Employment Benefits

•	Note 41 – Income Taxes

(5)	Changes in accounting policies

(i)	IFRS 16 ‘Leases’

IFRS 16 replaces existing leases guidance, including IAS 17 ‘Lease’, IFRIC 4 ‘Determining whether an Arrangement contains a Lease’, SIC-15 ‘Operating Leases—Incentives’ and SIC-27 ‘Evaluating the Substance of Transactions Involving the Legal Form of a Lease’. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance sheet model.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17.

The Company adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), and lease contracts for which the underlying asset is of low value (‘leases of low-value assets’).

The impacts on the Company’s consolidated statements of financial position on the date of initial application (January 1, 2019) of IFRS 16 are as follows:

		Carrying amount under IAS 17	Adjustment	Carrying amount under IFRS 16
		In millions of won
Assets
Current assets
Cash and cash equivalents	￦	1,358,345	—	1,358,345
Current financial assets, net		2,359,895	—	2,359,895
Trade and other receivables, net		7,793,592	—	7,793,592
Inventories, net		7,188,253	—	7,188,253
Income tax refund receivables		143,214	—	143,214
Current non-financial assets		878,888	(3,021)	875,867
Assets held-for-sale		22,881	—	22,881

Total current assets		19,745,068	(3,021)	19,742,047

Non-current assets
Non-current financial assets, net		2,113,613	—	2,113,613
Non-current trade and other receivables, net		1,819,845	(10)	1,819,835
Property, plant and equipment, net		152,743,194	4,947,947	157,691,141
Investment properties, net		159,559	—	159,559
Goodwill		2,582	—	2,582
Intangible assets other than goodwill, net		1,225,942	—	1,225,942
Investments in associates		4,064,820	—	4,064,820
Investments in joint ventures		1,813,525	—	1,813,525
Deferred tax assets		1,233,761	—	1,233,761
Non-current non-financial assets		327,152	(1,332)	325,820

Total non-current assets		165,503,993	4,946,605	170,450,598

Total Assets	￦	185,249,061	4,943,584	190,192,645

		Carrying amount under IAS 17	Adjustment	Carrying amount under IFRS 16
		In millions of won
Liabilities
Current liabilities
Trade and other payables, net	￦	6,405,395	510,304	6,915,699
Current financial liabilities, net		7,981,879	—	7,981,879
Income tax payables		285,420	—	285,420
Current non-financial liabilities		5,574,041	—	5,574,041
Current provisions		1,594,798	—	1,594,798

Total current liabilities		21,841,533	510,304	22,351,837

Non-current liabilities
Non-current trade and other payables, net		2,941,696	4,433,280	7,374,976
Non-current financial liabilities, net		53,364,911	—	53,364,911
Non-current non-financial liabilities		8,160,033	—	8,160,033
Employee benefits liabilities, net		1,645,069	—	1,645,069
Deferred tax liabilities		9,617,309	—	9,617,309
Non-current provisions		16,585,748	—	16,585,748

Total non-current liabilities		92,314,766	4,433,280	96,748,046

Total Liabilities(*)	￦	114,156,299	4,943,584	119,099,883

Equity
Contributed capital	￦	4,053,578	—	4,053,578
Retained earnings		51,519,119	—	51,519,119
Other components of equity		14,171,228	—	14,171,228

Equity attributable to owners of the controlling company		69,743,925	—	69,743,925
Non-controlling interests		1,348,837	—	1,348,837

Total Equity	￦	71,092,762	—	71,092,762

Total Liabilities and Equity	￦	185,249,061	4,943,584	190,192,645

(*) The adjustment from the total liabilities amounting to ￦4,943,584 is a present value of operating lease payment as of December 31, 2018, discounted by the weighted average interest rate of the lessee’s incremental borrowing rates as of January 1, 2019, and deducted by the present value of short-term leases and low-value asset leases payments.

The Company has lease contracts for various items such as consecutive voyage charter contracts, power purchase agreements (PPA), real estate lease contracts including buildings, switchyard, and land for electric substations, vehicles, and other equipment.

Before adoption of IFRS 16, the Company, as a lessee, classified a lease contract as a finance lease if it transferred substantially all of the risks and rewards incidental to ownership of the leased asset to the Company; otherwise as an operating lease. Upon adoption of IFRS 16, the Company applied a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The standard provides specific transition requirements and practical expedients, which have been applied by the Company.

The significant accounting policies applied by the Company in preparation of its consolidated financial statements are described in Note 3.(9).